Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable	Convertible notes payable consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Convertible notes into redeemable convertible preferred stock	$5,000	$—
Convertible notes payable	$5,000	$—
Convertible notes payable consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Convertible notes into redeemable convertible preferred stock	$—	$1,500
Convertible notes payable	$—	$1,500